PARENT COMPANY ONLY FINANCIAL STATEMENTS (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
BALANCE SHEET, parenthetical
Preferred stock, par value
Preferred stock, Authorized shares	500,000	500,000
Preferred stock, shares issued	0	11,000
Preferred stock, shares outstanding	0	11,000
Common stock, par value
Common stock, Authorized shares	18,000,000	18,000,000
Common stock, Shares issued	5,541,390	5,559,914
Common stock, Shares outstanding	5,541,390	5,559,914
PARENT COMPANY
BALANCE SHEET, parenthetical
Preferred stock, par value
Preferred stock, Authorized shares	500,000	500,000
Preferred stock, shares issued	11,000	11,000
Preferred stock, shares outstanding	11,000	11,000
Common stock, par value
Common stock, Authorized shares	18,000,000	18,000,000
Common stock, Shares issued	5,541,390	5,559,859
Common stock, Shares outstanding	5,541,390	5,559,859